Condensed Financial Statements - Statements Of Operations (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	$ 11,473	$ 10,085	$ 10,220
General and administrative expenses
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	7,667	6,328	7,404
Parent Company
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	10,227	9,210	9,292
Parent Company | General and administrative expenses
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	$ 3,500	$ 3,500	$ 2,600